EVENTS AFTER REPORTING DATE (Narrative) (Details) - USD ($)	7 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021	May 31, 2020
Disclosure of non-adjusting events after reporting period [line items]
Purchase price of acquisition	$ 4,416,619	$ 36,506,829	$ 3,683,997
Events after the reporting date [Member] | Monarch Mining Corporation [Member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of NSR royalty interest		1.00%
Purchase price of acquisition		$ 1,000,000